Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023
INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			6.07%	12.13%		8.28%
Performance Inception Date		Oct. 07, 1968
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.02%	10.10%		6.49%
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.96%	9.40%		6.29%
INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			10.46%	12.58%		8.25%
Performance Inception Date		Oct. 26, 1993
INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			11.99%	13.13%		8.63%
Performance Inception Date		Oct. 01, 2002
INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			12.53%	13.69%		9.17%
Performance Inception Date		Oct. 29, 2004
INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	13.76%		9.25%
Performance Inception Date		Jun. 01, 2010
INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.67%	13.84%		9.34%
Performance Inception Date		Sep. 24, 2012
INVESCO COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	10.91%		8.40%
INVESCO COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.92%	12.59%		8.32%
Performance Inception Date		Sep. 16, 1985
Invesco Comstock Select Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.53%	9.83%		6.42%
Invesco Comstock Select Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.24%	9.49%		6.30%
Invesco Comstock Select Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.22%	13.03%		8.28%
Performance Inception Date		May 01, 1996
Invesco Comstock Select Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.78%	13.59%		8.66%
Performance Inception Date		Mar. 01, 2001
Invesco Comstock Select Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.32%	14.15%		9.20%
Performance Inception Date		Dec. 16, 1996
Invesco Comstock Select Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			12.49%	14.25%	[1]	9.11%	[1]
Performance Inception Date		May 24, 2019
Invesco Comstock Select Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.44%	14.29%		9.37%
Performance Inception Date		Feb. 28, 2012
Invesco Comstock Select Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	10.91%		8.40%
Invesco Comstock Select Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO Dividend Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.13%	7.58%		7.27%
Performance Inception Date		Mar. 28, 2002
INVESCO Dividend Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	7.98%		7.23%
Performance Inception Date		Feb. 14, 2000
INVESCO Dividend Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.79%	8.52%	[2]	7.61%	[2]
Performance Inception Date		Apr. 17, 2020
INVESCO Dividend Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.31%	9.06%		8.14%
Performance Inception Date		Oct. 03, 2008
INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.03%	8.80%		7.88%
Performance Inception Date		Jun. 02, 1986
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.63%	7.59%		6.67%
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	6.83%		6.18%
INVESCO Dividend Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	9.11%		8.19%
Performance Inception Date		Oct. 25, 2005
INVESCO Dividend Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.42%	9.20%		8.27%
Performance Inception Date		Sep. 24, 2012
INVESCO Dividend Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	10.91%		8.40%
INVESCO Dividend Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO Energy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(5.26%)	9.94%		(2.38%)	[3]
Performance Inception Date		Mar. 28, 2002
INVESCO Energy Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			(1.38%)	10.37%		(2.41%)	[3]
Performance Inception Date		Feb. 14, 2000
INVESCO Energy Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			0.57%	11.48%		(1.58%)	[3]
Performance Inception Date		Oct. 03, 2008
INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			0.30%	11.20%		(1.82%)	[3]
INVESCO Energy Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.20%)	10.75%		(2.50%)	[3]
INVESCO Energy Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.53%	8.81%		(1.46%)	[3]
INVESCO Energy Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			0.63%	11.68%		(1.40%)	[3]
Performance Inception Date		Jan. 31, 2006
INVESCO Energy Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	11.75%		(1.50%)	[3],[4]
Performance Inception Date		Apr. 04, 2017
INVESCO Energy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO Energy Fund | MSCI World Energy Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.54%	9.88%		2.03%
Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.52%	10.09%		4.76%
Performance Inception Date		Jul. 19, 1983
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.32%	9.59%		4.09%
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.44%	7.87%		3.49%
Invesco Gold & Special Minerals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.59%	10.50%		4.72%
Performance Inception Date		Nov. 01, 1995
Invesco Gold & Special Minerals Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.08%	11.04%		5.09%
Performance Inception Date		Mar. 01, 2001
Invesco Gold & Special Minerals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	11.61%		5.61%
Performance Inception Date		Sep. 07, 2010
Invesco Gold & Special Minerals Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			6.71%	11.70%	[5]	5.52%	[5]
Performance Inception Date		May 24, 2019
Invesco Gold & Special Minerals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.82%	11.79%		5.80%
Performance Inception Date		Oct. 26, 2012
Invesco Gold & Special Minerals Fund | Philadelphia Gold and Silver Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%	13.90%		5.33%
Invesco Gold & Special Minerals Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		23.79%	12.80%		8.60%
Invesco Gold & Special Minerals Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	7.08%		3.83%
INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			16.15%	19.33%		9.47%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.82%	17.11%		6.78%
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.47%	15.04%		6.66%
INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	19.81%		9.45%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			22.66%	20.39%	[7]	9.81%	[7]
Performance Inception Date		Apr. 17, 2020
INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			23.21%	21.00%		10.37%
Performance Inception Date		Aug. 12, 2005
INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			23.46%	21.18%		10.39%	[8]
Performance Inception Date		Feb. 07, 2017
INVESCO SMALL CAP VALUE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO SMALL CAP VALUE FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.65%	10.00%		6.76%
INVESCO Technology Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			39.13%	13.49%		11.37%
Performance Inception Date		Mar. 28, 2002
INVESCO Technology Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			45.15%	13.92%		11.33%
Performance Inception Date		Feb. 14, 2000
INVESCO Technology Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			47.63%	15.07%		12.28%
Performance Inception Date		Oct. 03, 2008
INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			47.38%	14.90%		12.11%
Performance Inception Date		Jan. 19, 1984
INVESCO Technology Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			46.97%	12.61%		9.99%
INVESCO Technology Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.11%	11.87%		9.54%
INVESCO Technology Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			47.73%	15.17%		12.46%
Performance Inception Date		Dec. 21, 1998
INVESCO Technology Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			47.82%	15.23%		12.30%	[9]
Performance Inception Date		Apr. 04, 2017
INVESCO Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			61.13%	22.22%		18.72%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			8.79%	15.41%		8.06%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	14.16%		6.57%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.60%	12.24%		6.07%
INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			13.27%	15.90%		8.05%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			14.87%	16.47%		8.40%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			15.34%	17.02%		8.93%
Performance Inception Date		Mar. 23, 2005
INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.51%	17.18%		9.08%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.55%	17.21%		8.97%	[10]
Performance Inception Date		Apr. 04, 2017
INVESCO VALUE OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%		12.03%
INVESCO VALUE OPPORTUNITIES FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.71%	11.16%		8.26%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Investor Class shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Investor Class shares' returns of the Fund as they have different expenses.
[3]	Performance includes litigation proceeds. Had these not been received, total returns would have been lower.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[10]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.